T. ROWE PRICE RETIREMENT I 2035 FUND - I CLASS
August 31, 2020 (Unaudited)

	$ Value	$ Purchase	$ Sales		$ Value
Portfolio of Investments(1)	5/31/20	Cost	Cost	Shares	8/31/20
(Cost and value in $000s)
EQUITY MUTUAL FUNDS 83.8%
T. Rowe Price Funds:
Growth Stock Fund	840,714	7,832	93,680	9,665,499	910,200
Value Fund	719,227	22,573	11,943	22,415,262	814,347
Equity Index 500 Fund	562,380	177,905	84,437	7,859,402	732,496
Overseas Stock Fund	334,972	5,266	22,612	33,296,677	357,939
International Stock Fund	311,142	5,086	7,290	18,521,233	352,089
International Value Equity Fund	321,151	4,086	7,858	27,773,427	348,279
Emerging Markets Stock Fund	203,612	1,062	17,391	4,796,067	224,744
Mid-Cap Growth Fund	184,356	2,154	3,805	1,975,856	202,980
Mid-Cap Value Fund	159,698	2,110	4,050	6,581,767	178,168
New Horizons Fund(2)	138,194	3,563	21,495	1,721,696	137,770
Small-Cap Stock Fund(2)	108,843	2,333	2,363	2,292,715	122,500
Small-Cap Value Fund	94,381	1,314	2,557	2,408,036	104,605
Real Assets Fund	89,113	1,144	1,950	8,657,978	98,181
U. S. Large-Cap Core Fund	19,049	27,264	594	1,777,598	50,999
Emerging Markets Discovery Stock
Fund	2,018	11,215	117	1,129,173	13,381
Total Equity Mutual Funds (Cost $4,029,076)					4,648,678

BOND MUTUAL FUNDS 14.9%
T. Rowe Price Funds:
New Income Fund	362,912	25,751	8,628	39,124,241	388,504
International Bond Fund (USD
Hedged)	117,556	2,275	3,156	11,655,302	119,117
Dynamic Global Bond Fund	80,338	1,595	1,983	8,261,986	80,885
Emerging Markets Bond Fund	67,846	1,720	1,701	6,573,534	73,623
U. S. Treasury Long-Term Fund	70,287	2,361	1,747	4,591,763	69,978
High Yield Fund	62,773	1,826	1,695	10,154,057	65,595
Floating Rate Fund	27,585	670	689	3,025,549	28,138
Total Bond Mutual Funds (Cost $793,464)					825,840

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT I 2035 FUND - I CLASS

	$ Value	$ Purchase	$ Sales		$ Value
	5/31/20	Cost	Cost	Shares	8/31/20
(Cost and value in $000s)
MONEY MARKET FUNDS 1.1%
T. Rowe Price Funds:
U. S. Treasury Money Fund, 0.24%(3)	76,457	157,408	171,833	62,031,851	62,032
Total Money Market Funds (Cost $62,032)					62,032

Total Investments in Securities 99.8%
(Cost $4,884,572)					$5,536,550

Other Assets Less Liabilities 0.2%					11,043

Net Assets 100.0%					$5,547,593

(1)	Each underlying Price Fund is an affiliated company; the fund is invested in the
Z Class of each underlying Price Fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www. troweprice. com.
(2)	Non-income producing
(3)	Seven-day yield

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT I 2035 FUND - I CLASS

Futures Contracts
($000 s)

			Value and
	Expiration	Notional	Unrealized Gain
	Date	Amount	(Loss)
Short, 271 MSCI EAFE Index contracts	9/20	(25,746)	$(1,671)
Short, 162 Russell 2000 E-Mini Index contracts	9/20	(12,647)	(1,447)
Short, 664 S&P 500 E-Mini Index contracts	9/20	(116,163)	(10,747)
Long, 918 U. S. Treasury Notes ten year contracts	12/20	127,831	(188)
Net payments (receipts) of variation margin to date			14,689

Variation margin receivable (payable) on open futures contracts			$636

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT I 2035 FUND - I CLASS

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2020. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain	Unrealized	Investment
Affiliate	(Loss)	Gain/Loss	Income
T. Rowe Price Funds:
Dynamic Global Bond Fund	$138	$935	$507
Emerging Markets Bond Fund	9	5,758	845
Emerging Markets Discovery
Stock Fund	9	265	—
Emerging Markets Stock Fund	420	37,461	—
Equity Index 500 Fund	9,959	76,648	2,584
Floating Rate Fund	2	572	316
Growth Stock Fund	19,158	155,334	—
High Yield Fund	31	2,691	942
International Bond Fund (USD
Hedged)	129	2,442	590
International Stock Fund	638	43,151	—
International Value Equity Fund	70	30,900	—
Mid-Cap Growth Fund	515	20,275	—
Mid-Cap Value Fund	51	20,410	—
New Horizons Fund	5,234	17,508	—
New Income Fund	435	8,469	2,700
Overseas Stock Fund	(1,684)	40,313	—
Real Assets Fund	273	9,874	—
Small-Cap Stock Fund	233	13,687	—
Small-Cap Value Fund	(4)	11,467	—
U. S. Large-Cap Core Fund	33	5,280	—
U. S. Treasury Long-Term Fund	272	(923)	334
Value Fund	1,592	84,490	—
U. S. Treasury Money Fund	—	—	58
Totals	$37,513#	$587,007	$8,876+

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $8,876 of income distributions from underlying Price Funds.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT I 2035 FUND - I CLASS
UNAUDITED
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Retirement I 2035 Fund - I Class (the fund) is registered under the Investment Company Act of 1940 (the
1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices.

The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation
Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations.
Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors;
oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On August 31, 2020, all of the fund's financial instruments were classified as Level 1, based on the inputs used to determine their fair values.